EQUITY METHOD INVESTMENTS (Equity Method Investments Balance Sheet Schedule) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2004
Current assets	$ 77,545	$ 128,531
Vessels, net	1,344,613	1,386,836
Other assets	65,551	66,708
Total assets	1,487,709	1,582,075
Current liabilities	78,273	150,153
Long-term debt and other non-current liabilities	917,564	1,055,922
Equity	491,872	376,000
Total liabilities and equity	1,487,709	1,582,075
INSW Share of affiliate's equity, before consolidating and reconciling adjustments	245,751	187,868
Impairment of equity method investments	(30,475)	(30,475)
Advances from shareholders	162,762	203,513
Unamortized deferred gain on 2009 sale of TI Africa to FSO Africa, net	(34,284)	(36,585)
Unamortized interest capitalized during vessel construction	10,275	10,693
Other	24,865	23,667
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	378,894	358,681
FSO Asia and FSO Africa [Member]
Impairment of equity method investments		(30,475)
Euronav Nv Joint Venture [Member]
Impairment of equity method investments		$ (30,475)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 251,594
Euronav Nv Joint Venture [Member] | FSO Asia and FSO Africa [Member]
Equity method investment, ownership percentage	50.00%
LNG Joint Venture [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 102,398
LNG Joint Venture [Member] | Liquid Natural Gas Carrier Vessel [Member]
Equity method investment, ownership percentage			49.90%